Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		May 15, 2014	May 14, 2014	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 12,400,000		$ 0		0			$ 5,400,000
Net deferred tax (liability) asset	(93,834,000)		59,821,000
Deferred income tax assets	190,029,000		121,663,000
Deferred income tax liabilities	283,863,000		61,842,000				23,300,000
Valuation allowance on tax assets	61,933,000								54,357,000
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	25.00%	[1]	25.00%	[1]	25.00%	[1]
Net deferred tax (liability) asset	15,689,000		17,699,000
Ireland [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	12.50%	[1]	12.50%	[1]	12.50%	[1]
Net deferred tax (liability) asset	(114,019,000)		21,760,000
Valuation allowance on tax assets	0
United States Of America [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	38.30%	[1]	35.60%	[1]	36.20%	[1]
Net deferred tax (liability) asset	13,910,000		11,968,000
Valuation allowance on tax assets	25,000,000
U.S. federal net operating losses	10,100,000
Australia [Member]
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets	36,900,000
ILFC [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	7,000,000
Deferred income tax liabilities							$ 4,100,000,000

[1]	(a)The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland, the United States of America and Isle of Man) does not differ from the actual income tax expense.